RELATED PARTIES - Discloser of balances with related parties (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Receivables – associated companies	$ 3,903	$ 3,555
Trade payables – related companies and parties	83	97
Other payables – related companies and parties	$ 37	$ 41